Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 73,000,000	Taxes	UNITED STATES		U.S. Federal Government [Member]	Williston Basin [Member]	Oil and Natural Gas Wells [Member]	Crude Oil, NGL and Natural Gas [Member]	Well
#: 2
	2,526,000	Taxes	CANADA		Federal Government of Canada [Member]		Oil and Natural Gas Wells [Member]	Crude Oil, NGL and Natural Gas [Member]	Well
#: 3
	940,865	Fees	UNITED STATES	snj:US-ND	U.S. Federal Government [Member]	North Dakota [Member]	Oil and Natural Gas Wells [Member]	Crude Oil, NGL and Natural Gas [Member]	Well
#: 4
	452,180	Royalties	UNITED STATES	snj:US-MT	U.S. Federal Government [Member]	Montana [Member]	Oil and Natural Gas Wells [Member]	Crude Oil, NGL and Natural Gas [Member]	Well
#: 5
	267,923,437	Royalties	UNITED STATES	snj:US-ND	U.S. Federal Government [Member]	North Dakota [Member]	Oil and Natural Gas Wells [Member]	Crude Oil, NGL and Natural Gas [Member]	Well
#: 6
	$ 146,893	Fees	CANADA	snj:CA-AB	Government of Alberta, Canada [Member]	Alberta [Member]	Oil and Natural Gas Wells [Member]	Crude Oil, NGL and Natural Gas [Member]	Well